Document and Entity Information Document	Oct. 27, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	SANMINA CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	0-21272
Entity Tax Identification Number	77-0228183
Entity Address, Address Line One	2700 North First Street
Entity Address, City or Town	San Jose,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	(408)
Local Phone Number	964-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	SANM
Security Exchange Name	NASDAQ
Entity Central Index Key	0000897723
Amendment Flag	false